Basic and diluted earnings (loss) per share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income (loss) attributable to Vale's stockholders:
Net income (loss) from continuing operations	$ 6,313	$ 5,211	$ (11,929)
Loss from discontinued operations	(806)	(1,229)	(200)
Net income (loss) attributable to Vale's stockholders	$ 5,507	$ 3,982	$ (12,129)
Thousands of shares (restated)
Weighted average number of shares outstanding - common shares	5,197,432	5,197,432	5,197,432
Common share
Basic and diluted earnings (loss) per share from continuing operations (restated):
Basic and diluted earnings (loss) per share from continuing operations	$ 1.21	$ 1.00	$ (2.30)
Basic and diluted loss per share from discontinued operations (restated):
Basic and diluted loss per share from discontinued operations	(0.16)	(0.23)	(0.03)
Basic and diluted earnings (loss) per share (restated):
Basic and diluted earnings (loss) per share	$ 1.05	$ 0.77	$ (2.33)